Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash, demand deposits and checking accounts	$ 178,938	$ 95,525
Time deposits with less than three months maturity date	6,000	5,530
Cash and cash equivalents	$ 184,938	$ 101,055	$ 106,437	$ 138,023